Condensed Consolidated Statements of Stockholders' Equity (Deficit) (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Net loss				$ (630,235)
Ending balance at Dec. 31, 2023	$ 743		$ (630,935)	$ (630,192)
Ending balance (in shares) at Dec. 31, 2023	7,434,955			7,434,955
Stock-based compensation - restricted stock	$ 2	$ 785		$ 787
Stock-based compensation - restricted stock (in Shares)	17,321
Net loss			(855,771)	(855,771)
Ending balance at Mar. 31, 2024	$ 745	785	(1,486,706)	(1,485,176)
Ending balance (in shares) at Mar. 31, 2024	7,452,276
Beginning balance at Dec. 31, 2023	$ 743		(630,935)	$ (630,192)
Beginning balance (in shares) at Dec. 31, 2023	7,434,955			7,434,955
Ending balance at Jun. 30, 2024	$ 1,622	139,851	(2,760,086)	$ (2,618,613)
Ending balance (in shares) at Jun. 30, 2024	16,225,570
Beginning balance at Dec. 31, 2023	$ 743		(630,935)	$ (630,192)
Beginning balance (in shares) at Dec. 31, 2023	7,434,955			7,434,955
Net loss				$ (4,074,114)
Ending balance at Sep. 30, 2024	$ 1,624	144,392	(4,705,049)	(4,559,033)
Ending balance (in shares) at Sep. 30, 2024	16,242,891
Beginning balance at Dec. 31, 2023	$ 743		(630,935)	$ (630,192)
Beginning balance (in shares) at Dec. 31, 2023	7,434,955			7,434,955
Stock-based compensation - restricted stock	$ 889	144,738		$ 145,627
Stock-based compensation - restricted stock (in Shares)	8,885,884
Net loss			(8,028,536)	(8,028,536)
Ending balance at Dec. 31, 2024	$ 1,632	144,738	(8,659,471)	$ (8,513,101)
Ending balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Beginning balance at Mar. 31, 2024	$ 745	785	(1,486,706)	$ (1,485,176)
Beginning balance (in shares) at Mar. 31, 2024	7,452,276
Stock-based compensation - restricted stock	$ 877	139,066		139,943
Stock-based compensation - restricted stock (in Shares)	8,773,294
Net loss			(1,273,380)	(1,273,380)
Ending balance at Jun. 30, 2024	$ 1,622	139,851	(2,760,086)	(2,618,613)
Ending balance (in shares) at Jun. 30, 2024	16,225,570
Stock-based compensation - restricted stock	$ 2	4,541		4,543
Stock-based compensation - restricted stock (in Shares)	17,321
Net loss			(1,944,963)	(1,944,963)
Ending balance at Sep. 30, 2024	$ 1,624	144,392	(4,705,049)	(4,559,033)
Ending balance (in shares) at Sep. 30, 2024	16,242,891
Beginning balance at Dec. 31, 2024	$ 1,632	144,738	(8,659,471)	$ (8,513,101)
Beginning balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Stock-based compensation - restricted stock, net of repurchases	$ (6)	8,417		$ 8,411
Stock-based compensation - restricted stock, net of repurchases (in Shares)	(63,535)
Net loss			(3,335,370)	(3,335,370)
Ending balance at Mar. 31, 2025	$ 1,626	153,155	(11,994,841)	(11,840,060)
Ending balance (in shares) at Mar. 31, 2025	16,257,304
Beginning balance at Dec. 31, 2024	$ 1,632	144,738	(8,659,471)	$ (8,513,101)
Beginning balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Ending balance at Jun. 30, 2025	$ 1,626	156,017	(15,795,931)	$ (15,638,288)
Ending balance (in shares) at Jun. 30, 2025	16,257,304
Beginning balance at Dec. 31, 2024	$ 1,632	144,738	(8,659,471)	$ (8,513,101)
Beginning balance (in shares) at Dec. 31, 2024	16,320,839			16,320,839
Net loss				$ (47,527,343)
Ending balance at Sep. 30, 2025	$ 5,087	86,100,946	(56,186,814)	$ 29,919,219
Ending balance (in shares) at Sep. 30, 2025	50,874,089			50,874,089
Beginning balance at Mar. 31, 2025	$ 1,626	153,155	(11,994,841)	$ (11,840,060)
Beginning balance (in shares) at Mar. 31, 2025	16,257,304
Stock-based compensation - restricted stock		2,862		2,862
Net loss			(3,801,090)	(3,801,090)
Ending balance at Jun. 30, 2025	$ 1,626	156,017	(15,795,931)	(15,638,288)
Ending balance (in shares) at Jun. 30, 2025	16,257,304
Stock-based compensation	$ 284	5,555,596		5,555,880
Stock-based compensation (in shares)	2,848,936
Issuance of common stock upon conversion of SAFE Notes	$ 1,960	53,326,459		53,328,419
Issuance of common stock upon conversion of SAFE Notes (in shares)	19,601,182
Issuance of common stock to PIPE investors	$ 1,000	29,999,000		30,000,000
Issuance of common stock to PIPE investors (in shares)	10,000,000
Offering costs		(2,935,909)		(2,935,909)
Issuance of common stock to new shareholders upon merger	$ 217	(217)
Issuance of common stock to new shareholders upon merger (in shares)	2,166,667
Net loss			(40,390,883)	(40,390,883)
Ending balance at Sep. 30, 2025	$ 5,087	$ 86,100,946	$ (56,186,814)	$ 29,919,219
Ending balance (in shares) at Sep. 30, 2025	50,874,089			50,874,089